Document and Entity Information	Sep. 21, 2022
Cover [Abstract]
Entity Registrant Name	SPECTRUM PHARMACEUTICALS INC
Amendment Flag	false
Entity Central Index Key	0000831547
Document Type	8-K
Document Period End Date	Sep. 21, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-35006
Entity Tax Identification Number	93-0979187
Entity Address, Address Line One	Pilot House - Lewis Wharf
Entity Address, Address Line Two	Atlantic Avenue
Entity Address, Address Line Three	6th Floor
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02110
City Area Code	(617)
Local Phone Number	586-3900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	SPPI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false